Rule 497(a)
                                                              File No. 333-87740

                    Subject to Completion, Dated May 7, 2002
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                                 Charles Schwab

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                                  SCHWAB TRUSTS
                         SCHWAB TEN TRUST, 2002 SERIES B


The final prospectus for a prior Series of Schwab Trusts, Schwab Ten Trust is hereby incorporated by reference and used as a preliminary prospectus for Schwab Trusts, Schwab Ten Trust, 2002 Series B. Except as indicated below, the narrative information and structure of the final prospectus which includes the new Trust will be substantially the same as that of the previous prospectus. Information with respect to this Trust, including pricing, the size and composition of the Trust portfolio, the number of units of the Trust, dates and summary information regarding the characteristics of securities to be deposited in the Trust is not now available and will be different from that shown since each trust has a unique portfolio. Accordingly, the information contained herein with regard to the previous Trust should be considered as being included for informational purposes only. Investors should contact account executives of the underwriters who will be informed of the expected effective date of this Trust and who will be supplied with complete information with respect to such Trust on the day of and immediately prior to the effectiveness of the registration statement relating to units of the Trust. The Sponsors of the Trust will be Charles Schwab & Co., Inc. and Investec Ernst & Company.


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The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                     PROSPECTUS PART A DATED JULY    , 2002

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell the securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.